Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Foreign Exchange Currency Exposure of Financial Instruments by Currency
The Corporation is subject to foreign currency exposure on its financial instruments and the translation of its subsidiaries with foreign functional currencies to USD. The Corporation primarily manages its foreign currency exposure through its hedging instruments. See note 19. As at December 31, 2019, the Corporation’s significant foreign exchange currency exposure on its financial instruments by currency was as follows (in U.S. dollar equivalents):

	CDN	EUR	GBP	AUD
Cash	4,607	100,085	233,590	31,235
Restricted cash	—	279	—	4,138
Equity in unquoted companies - FVTPL	—	13,588	—	—
Accounts receivable	6,890	43,537	23,332	6,013
Derivatives	—	59,258	—	—
Accounts payable and accrued liabilities	(10,191)	(71,697)	(199,831)	(143,735)
Long-term debt	—	(934,733)	—	—
Derivatives	(12)	(79,733)	(14,472)	(1,616)
Customer deposits	969	(79,423)	(54,200)	(24,898)

Schedule of Effect on Earnings Before Tax of Exchange Rate
The table below details the effect on equity of a 100 basis points strengthening or weakening of the LIBOR and EURIBOR interest rates on the valuations of the Swap Agreements that hedge the USD First Lien Term Loan. 100 basis points is the sensitivity rate used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates:

	$000’s
	- 100 bps	+ 100 bps
LIBOR	(3,632)	3,244
GBP LIBOR	(48,434)	46,590
EURIBOR	(37,631)	36,004
The table below details the effect on earnings before tax of a 100 basis points strengthening or weakening of the LIBOR and EURIBOR interest rates on these loans after the effect of the Corporation’s hedging activities. EURIBOR is currently negative and the analysis below presents the effect on earnings before tax if it were to turn positive by 100 basis points. 100 basis points sensitivity is the sensitivity rate used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates:

	Net earnings (loss) $000’s
	- 100 bps	+ 100 bps
USD LIBOR	1,779	(1,779)
EURIBOR	—	(9,532)
The table below details the effect on equity and earnings before tax of a 10% strengthening or weakening of the USD exchange rate at the balance sheet date for balance sheet items denominated in CDN, EUR, GBP and AUD after the effect of the Corporation’s hedging activities:

	Earnings impact - gain (loss)		Equity impact - gain (loss)
	10% Strengthening $000s	10% Weakening $000s	10% Strengthening $000s	10% Weakening $000s
CDN	(800)	800	574	(574)
EUR	(89)	89	94,973	(94,973)
GBP	1,225	(1,225)	(67)	67
AUD	(15)	15	12,902	(12,902)

The table below details the effect on equity of a 10% strengthening or weakening of the EUR:USD or the EUR:GBP exchange rates on the valuations of the Swap Agreements that hedge the USD First Lien Term Loan. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates.

	$000s
	- 10%	+ 10%
USD:EUR exchange rate	(233,636)	257,000
EUR:GBP exchange rate	(127,020)	139,722

Schedule of Age of Receivables
Age of receivables that are past due but not impaired:

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Past due less than 181 days	2,352	2,103
Past due more than 181 days	3,562	2,309
Total past due	5,914	4,412

Schedule of Age of Impaired Trade Receivables	Age of impaired trade receivables:

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Past due less than 181 days	48	308
Past due more than 181 days	14,524	16,520
Total past due	14,572	16,828

Schedule of Information about Terms of Financial Obligations and Liabilities
The following table provides information about the terms of the Corporation’s financial obligations and liabilities (excluding derivatives which are presented separately below). The table is based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Corporation can be required to pay. The table includes both interest and principal cash flows as applicable. For floating rate interest cash flows, the undiscounted amount is based on the floating interest rate in place at December 31, 2019.

	On demand $000s	Less than 1 year $000s	2 to 5 years $000s	Greater than 5 years $000s
Accounts payable and other liabilities *	143,358	350,734	1,770	—
Customer deposits	409,390	—	—	—
Provisions	—	64,928	2,885	—
Long-term debt	—	311,508	1,302,740	4,969,062
Total	552,748	727,170	1,307,395	4,969,062
_____________________________
* Excludes VAT and other taxes as well as the interest accrual on Senior Notes, which are all included in accounts payable and other liabilities on the statements of financial position

Disclosure of maturity analysis for derivative financial liabilities
The following table provides information about the terms of the Corporation’s derivative financial instruments based on contractual maturities. The table is based on the undiscounted net cash inflows or outflows on derivative instruments that settle on a net basis and the net undiscounted gross inflows and outflows on those derivatives that require gross settlement. For derivative cash flows based on a floating interest rate, the undiscounted amount is based on the floating interest rate in place at December 31, 2019.

	On demand $000s	Less than 1 year $000s	2 to 5 years $000s
Net settled derivatives
Unsettled bets - net outflows	—	17,628	—
Interest rate swap - net outflows	—	5,116	8,861

Gross settled derivatives
Cross currency interest rate swaps - inflows	—	(149,754)	(2,582,758)
Cross currency interest rate swaps - outflows	—	131,593	2,507,913
Total	—	4,583	(65,984)